Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,640,343.74
Previously Paid Amount	0.00
Total Fee Amount	68,724.13
Total Offset Amount	0.00
Net Fee	$ 68,724.13
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A